Summary of Significant Accounting Policies (Details Narrative) € in Thousands		1 Months Ended	12 Months Ended
	May 31, 2017 EUR (€)	Jul. 31, 2017 EUR (€)	Dec. 31, 2018 EUR (€) € / shares	Dec. 31, 2017 EUR (€) € / shares	Dec. 31, 2016 EUR (€) € / shares
Statement Line Items [Line Items]
Non-current assets rights of use			€ 2,335
Leasing liabilities			2,302
Decrease in loss carried forward			26
Increase in depreciation			262
Increase in interest expenses			€ 25
Foreign currency exchange rate | € / shares			1.1445	1.2022	1.052
Average exchange rate | € / shares			1.1818	1.1301	1.107
Translation of amounts in foreign currencies			€ 702	€ 854	€ 153
Gains and losses on foreign currencies translation			650	€ 1,291
First Tranche [Member]
Statement Line Items [Line Items]
Nominal value of debt		€ 10,000
Notional participation rate		0.64%
Second Tranche [Member]
Statement Line Items [Line Items]
Nominal value of debt		€ 5,000
Third Tranche [Member]
Statement Line Items [Line Items]
Nominal value of debt		€ 5,000
EIB Loan [Member]
Statement Line Items [Line Items]
Nominal value of debt	€ 20,000
Tranches period	2 years
Variable interest description		1) a variable interest component, entailing quarterly interest payments on the outstanding amounts based on 3-month EURIBOR plus a risk premium; 2) a fixed component at 6% per annum which is due at term-end, and 3) a performance component which is due at the term-end, and whose level is derived from the market capitalization of Biofrontera AG but limited to a 4% per annum interest rate.
Bottom of Range [Member]
Statement Line Items [Line Items]
Payment to acquire tangible assets			€ 250
Intangible assets estimated useful life			P4Y
Top of Range [Member]
Statement Line Items [Line Items]
Payment to acquire tangible assets			€ 1,000
Intangible assets estimated useful life			P20Y
IT Equipment [Member]
Statement Line Items [Line Items]
Tangible assets depreciated year			3 years
Fixtures and Equipment [Member]
Statement Line Items [Line Items]
Tangible assets depreciated year			4 years
Office and Laboratory Facilities [Member]
Statement Line Items [Line Items]
Tangible assets depreciated year			10 years
Laboratory Devices [Member]
Statement Line Items [Line Items]
Tangible assets depreciated year			13 years
Parent [Member]
Statement Line Items [Line Items]
Company direct interest percentage			100.00%
Biofrontera Bioscience GmbH [Member]
Statement Line Items [Line Items]
Company direct interest percentage			100.00%
Biofrontera Pharma GmbH [Member]
Statement Line Items [Line Items]
Company direct interest percentage			100.00%
Biofrontera Development GmbH [Member]
Statement Line Items [Line Items]
Company direct interest percentage			100.00%
Biofrontera Neuroscience GmbH [Member]
Statement Line Items [Line Items]
Company direct interest percentage			100.00%
Other Provisions [Member]
Statement Line Items [Line Items]
Foreign currency exchange rate | € / shares			1.973
Trade Payables [Member]
Statement Line Items [Line Items]
Foreign currency exchange rate | € / shares			537
Other Current Liability [Member]
Statement Line Items [Line Items]
Foreign currency exchange rate | € / shares			1.436